T-REX 2X Long SQ Daily Target ETF
T-REX 2X Inverse SQ Daily Target ETF
(each a “Fund” and collectively, the “Funds”)

Each a series of
ETF Opportunities Trust

Supplement dated April 14, 2026
to the Prospectus and Statement of Additional Information (“SAI”)
dated April 30, 2025, as amended July 1, 2025,
as supplemented from time to time

Please retain this Supplement with your Prospectus and SAI for future reference.

Fund Name Changes

Effective immediately, the name of the Funds will change as follows:

Current Name:

T-REX 2X Long SQ Daily Target ETF

New Name:

T-REX 2X Long XYZ Daily Target ETF

Current Name:

T-REX 2X Inverse SQ Daily Target ETF

New Name:

T-REX 2X Inverse XYZ Daily Target ETF

In addition, all references to “SQ” are replaced with “XYZ” throughout the Prospectus and Statement of Additional Information.

These changes reflect a change in the ticker symbol of the Funds’ reference asset from SQ to XYZ. The name of the reference asset company has not changed.

*    *    *    *    *

For more information regarding this Notice please call 1-833-759-6110.

This Supplement and the existing Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the U.S.

Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 833-759-6110.

PLEASE RETAIN THIS NOTICE FOR FUTURE REFERENCE.
4937-0891-7407, v. 3